Shareholder Report, Holdings (Details) - C000241225	Jun. 30, 2025
FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_G7496G103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_957638109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_596278101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%